TAXES (Details - Provision for income tax) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Current operations	$ 83,922	$ 43,707	$ 9,412
Less: Utilization of NOL carry-forward	0	0	0
Less: valuation allowance	0	(43,707)	(9,412)
Net provision for income taxes	$ 83,922	$ (0)	$ (0)